CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 204,865	$ 916,987
Prepaid expenses	82,245	152,474
Total current assets	287,110	1,069,461
Cash and investments held in Trust Account	230,012,623	230,254,149
Deferred offering costs associated with initial public offering		0
Total assets	230,299,733	231,323,610
Current liabilities:
Accounts payable	961,084
Accrued expenses	2,625,925	50,000
Accrued expenses - related parties	17,500	17,500
Franchise tax payable	29,639	200,050
Total current liabilities	3,634,148	267,550
Deferred underwriting commissions	6,300,000	6,300,000
Derivative warrant liabilities	15,268,170	18,791,170
Total liabilities	25,202,318	25,358,720
Commitments and Contingencies
6% cumulative preferred shares, $0.001 par value. Authorized 20,000 shares; 11,451 shares issued and outstanding at June 30, 2021 and 10,000 issued and outstanding at December 31, 2020	230,000,000	230,000,000
Stockholders' Equity (Deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital		0
Accumulated deficit	(24,903,160)	(24,035,685)
Total stockholders' deficit	(24,902,585)	(24,035,110)
Total liabilities, cumulative preferred shares and stockholders' deficit	230,299,733	231,323,610
Class A common stock
Commitments and Contingencies
6% cumulative preferred shares, $0.001 par value. Authorized 20,000 shares; 11,451 shares issued and outstanding at June 30, 2021 and 10,000 issued and outstanding at December 31, 2020	230,000,000
Stockholders' Equity (Deficit):
Common Stock, Value, Issued		0
Class B common stock
Stockholders' Equity (Deficit):
Common Stock, Value, Issued	$ 575	$ 575	[1]

[1]	As of December 31, 2019, this number includes up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On March 13, 2020, the underwriter exercised its over-allotment option in full; thus, the Founder Shares were no longer subject to forfeiture.